13F-HR

                            FORM 13F HOLDINGS REPORT

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington DC 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008 Check here if Amendment [ ]; Amendment Number:
This Amendment:         [ ] is a restatement.
                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:            WestEnd Advisors LLC
Address:         4064 Colony Road
                 Suite 130
                 Charlotte, NC  28211

Form 13F File Number: 28-11741
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it that all information contained herein is true, correct and complete and that it is understood that all required items, statements schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:          Robert L. Pharr
Title:            Managing Partner
Phone:         704-556-9300

Signature                    City     State               and Date of Signing:
Robert L. Pharr               Charlotte NC                     10/23/2008
-------------------          -----------------------          ---------------
Signature                    City     State                        Date


Report Type:

[X] 13F HOLDINGS REPORT

[ ] 13F NOTICE

[ ] 13F COMBINATION REPORT

                             FORM 13F SUMMARY PAGE

                                Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total: $473,918,050.13

List of Other Included Managers:  NONE




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                                                                                                               13F Holdings Report
                                                                                                             As of Date:  09/30/08


                                                                                       INVESTMENT
    ISSUER                       TITLE OF      CUSIP        MKT          SHARES/       DISCRETION    OTHER       VOTING AUTHORITY
     NAME                         CLASS        NUMBER       VAL         PRINC AMT    SOLE(A) SHARED  MNGRS    SOLE    SHARED NONE
----------------------------------------------------------------------------------------------------------------------------------

AT&T Inc.                     COMMON STOCK   00206R102    21631075.84      774,752     774,752   - ALL         774,752   0   0
American Tower Corp.          COMMON STOCK   029912201    22988642.82      639,106     639,106   - ALL         639,106   0   0
Autodesk, Inc.                COMMON STOCK   052769106    24681896.25      735,675     735,675   - ALL         735,675   0   0
Best Buy, Inc.                COMMON STOCK   086516101    20821080.44      555,229     555,229   - ALL         555,229   0   0
Cisco Systems, Inc.           COMMON STOCK   17275R102    24259602.72    1,075,337   1,075,337   - ALL       1,075,337   0   0
Disney, Walt Co.              COMMON STOCK   254687106    23141823.44      754,051     754,051   - ALL         754,051   0   0
Honeywell Int'l. Inc.         COMMON STOCK   438516106    21831624.56      525,430     525,430   - ALL         525,430   0   0
ISHARES TR CONS SRVC IDX      COMMON STOCK   464287580     2322854.86       43,844      43,844   - ALL          43,844   0   0
Industrial Select Sector
  SPDR                        COMMON STOCK   81369y704     1008636.15       32,748      32,748   - ALL          32,748   0   0
Int'l Business Machines       COMMON STOCK   459200101    24728618.88      211,428     211,428   - ALL         211,428   0   0
Intel Corp.                   COMMON STOCK   458140100    22961812.53    1,225,938   1,225,938   - ALL       1,225,938   0   0
Ishares Dow Jones
  US Technology Sector        COMMON STOCK   464287721     2397393.51       50,546      50,546   - ALL          50,546   0   0
Ishares Dow Jones
  US Telecom Sector           COMMON STOCK   464287713     1021740.24       50,159      50,159   - ALL          50,159   0   0
Ishares Tr. Lehman
  US Agg. Bond Fund           COMMON STOCK   464287226     1669631.11       16,935      16,935   - ALL          16,935   0   0
Lowes Cos. Inc.               COMMON STOCK   548661107    22750235.66      960,331     960,331   - ALL         960,331   0   0
Marriot Int'l Inc.            COMMON STOCK   571903202    22577845.24      865,383     865,383   - ALL         865,383   0   0
Nordstrom, Inc.               COMMON STOCK   655664100    20905865.37      725,394     725,394   - ALL         725,394   0   0
Oracle Corp.                  COMMON STOCK   68389X105    26381288.61    1,298,931   1,298,931   - ALL       1,298,931   0   0
Qualcomm Inc.                 COMMON STOCK   747525103    23144659.74      538,624     538,624   - ALL         538,624   0   0
Research In Motion Ltd.       COMMON STOCK   760975102    16684324.00      244,280     244,280   - ALL         244,280   0   0
SPDR SERIES TRUST
  LEHMAN YLD ETF              COMMON STOCK   78464A417      297363.98        7,605       7,605   - ALL           7,605   0   0
Southwest Airlines            COMMON STOCK   844741108    22901212.15    1,578,305   1,578,305   - ALL       1,578,305   0   0
Target Corp.                  COMMON STOCK   87612E106    21668972.42      441,773     441,773   - ALL         441,773   0   0
United Technologies           COMMON STOCK   913017109    23174882.64      385,862     385,862   - ALL         385,862   0   0
VANGUARD INDEX FDS EXTEND
  MKT ETF                     COMMON STOCK   922908652     3118924.01       70,933      70,933   - ALL          70,933   0   0
VANGUARD INTL EQTY IDX
  ALLWRLD EX US               COMMON STOCK   922042775     9904944.28      233,387     233,387   - ALL         233,387   0   0
Verizon Communications        COMMON STOCK   92343v104    22686891.93      706,977     706,977   - ALL         706,977   0   0
Wachovia Corp 2nd New         COMMON STOCK   929903102        6230.00        1,780       1,780   - ALL           1,780   0   0
Walgreen Co.                  COMMON STOCK   931422109    21805221.07      704,303     704,303   - ALL         704,303   0   0
streetTRACKS Total
  Market ETF                  COMMON STOCK   78464A805      442755.68        4,961       4,961   - ALL           4,961   0   0
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